RAYONIER INC. AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Income (loss) from continuing operations		$ 368,983	$ 178,495	$ 122,791
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation, depletion and amortization from continuing operations		113,854	136,565	123,463
Depreciation, depletion and amortization from discontinued operations		26,395	21,666	23,876
Non-cash cost of land and improved development from continuing operations		41,368	29,768	28,374
Non-cash cost of land and improved development from discontinued operations		3,041	0	0
Stock-based incentive compensation expense		14,232	14,002	12,356
Deferred income taxes		2,639	278	(5,352)
Pension settlement charge		5,979	2,036	0
Amortization of losses from pension and postretirement plans		1	6	753
Timber write-offs resulting from casualty events		0	2,302	729
Gain on sale of large disposition of timberlands				(11,480)
Other		(601)	13,169	1,049
Changes in operating assets and liabilities:
Receivables		(2,830)	4,404	(9,109)
Inventories		2,006	513	(4,335)
Accounts payable		571	1,505	1,144
All other operating activities		(22,968)	(1,256)	(9,943)
CASH PROVIDED BY OPERATING ACTIVITIES		261,592	298,375	269,190
INVESTING ACTIVITIES
Real estate development investments		(25,818)	(23,078)	(13,698)
Purchase of timberlands		(22,753)	(14,062)	(458,530)
Other		(2,423)	2,776	1,180
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES		354,013	124,087	(516,363)
FINANCING ACTIVITIES
Issuance of debt		0	0	656,842
Repayment of debt		(250,000)	(150,000)	(531,842)
Dividends paid on common shares	[1]	(200,566)	(169,990)	(165,707)
Distributions to noncontrolling interests in the Operating Partnership	[2]	(2,808)	(2,962)	(3,668)
Proceeds from the issuance of common shares under incentive stock plan		0	75	2,628
Proceeds from the issuance of common shares under the “at-the-market” (ATM) equity offering program, net of commissions and offering costs		0	(81)	61,557
Repurchase of common shares to pay withholding taxes on vested incentive stock awards		(4,179)	(4,217)	(4,225)
Repurchase of common shares made under repurchase program		(14,687)	0	0
Debt issuance costs		0	0	(740)
Distributions to noncontrolling interests in consolidated affiliates		(7,120)	(1,699)	(19,434)
CASH USED FOR FINANCING ACTIVITIES		(479,360)	(328,874)	(4,589)
EFFECT OF EXCHANGE RATE CHANGES ON CASH		(1,419)	(621)	(1,970)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Change in cash, cash equivalents and restricted cash		134,826	92,967	(253,732)
Balance from continuing operations, beginning of year		180,362	104,825	338,640
Balance from discontinued operations, beginning of year		28,012	10,582	30,499
Total Balance, beginning of year		208,374	115,407	369,139
Balance from continuing operations, end of year		323,107	180,362	104,825
Balance from discontinued operations, end of year		20,093	28,012	10,582
Total Balance, end of year		343,200	208,374	115,407
Cash paid during the year:
Interest	[3]	38,605	48,742	35,717
Income taxes	[4]	5,877	4,816	15,127
Non-cash investing activity:
Capital assets purchased on account		7,657	7,490	4,435
Non-cash financing activity:
Noncontrolling interests in consolidated affiliates redemption of shares	[5]	0	0	27,860
Discontinued Operations
Cash paid during the year:
Income taxes	[4]	5,600	4,600	12,100
Continuing Operations
INVESTING ACTIVITIES
Capital expenditures from continuing operations		(62,094)	(64,784)	(56,356)
Discontinued Operations
INVESTING ACTIVITIES
Capital expenditures from continuing operations		(17,686)	(16,663)	(18,455)
Large Disposition Of Timberlands
Adjustments to reconcile net income to cash provided by operating activities:
Gain on sale of large disposition of timberlands		(291,078)	(105,078)	(16,606)
INVESTING ACTIVITIES
Net proceeds from large disposition of timberlands		$ 484,787	$ 239,898	$ 29,496

[1]	The year ended December 31, 2024 includes an additional cash dividend of $0.20 per common share, totaling $29.8 million. The additional dividend was paid January 12, 2024, to shareholders of record on December 29, 2023.
[2]	The year ended December 31, 2024 includes an additional cash distribution of $0.20 per Redeemable Operating Partnership Unit, totaling $0.5 million. The additional distribution was paid January 12, 2024, to holders of record on December 29, 2023.
[3]	Interest paid is presented net of patronage payments received of $8.3 million, $6.2 million and $6.0 million for the years ended December 31, 2024, 2023 and 2022, respectively. For additional information on patronage payments, see Note 8 — Debt. Interest paid for the years ended December 31, 2024, 2023 and 2022 includes $3.4 million, $3.2 million, and $2.6 million, respectively, from discontinued operations.
[4]	Income taxes paid for the years ended December 31, 2024, 2023 and 2022 includes $5.6 million, $4.6 million, and $12.1 million, respectively, from discontinued operations.
[5]	The New Zealand subsidiary made a capital distribution in order to redeem certain equity interests, resulting in the recording of a loan payable by the New Zealand subsidiary in the amount of $27.9 million for the year ended December 31, 2022.